DEBT AND CONVERTIBLE LOAN PAYABLE (Detail Textuals 1) - USD ($)							1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 16, 2018	Jan. 09, 2018	Dec. 18, 2017	Oct. 10, 2017	Oct. 10, 2017	Sep. 06, 2017	Oct. 17, 2017	Mar. 24, 2017	Mar. 20, 2017	Sep. 26, 2016	Sep. 22, 2015	Sep. 30, 2017	Mar. 24, 2017	Mar. 20, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable																	$ 675,000	$ 36,100
Repayments of note payable															$ 230,526	$ 4,539	208,223	2,838
Proceeds from convertible note payable																230,000
Conversion of debt, fair value of shares issued															566,930
Additional debt discount															0		10,000
Interest expense																	283,615	$ 0
Amortization of debt issue costs															(7,473)		(2,527)
Principal amount																	6,130
Accrued interest												$ 5,545			11,874
Alamo Cbd Llc [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable						$ 1,440,961
Chuck Rifici Holdings Inc [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable										$ 225,500
Original issue discount percentage										10.00%
Repayments of note payable									$ 252,917	$ 204,000
Conversion of debt, fair value of shares issued									$ 100,000
Interest rate percentage on unpaid principal amount										8.00%
Conversion of debt, shares issued									333,333
Number of common stock called by warrants										250,000
Exercise price of warrant										$ 0.30
Principle and interest amount settled									$ 269,498
Conversion of debt, price per share									$ 0.30					$ 0.30
Firstfire Global Opportunities Fund Llc [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Repayments of note payable									$ 252,917
Conversion of debt, fair value of shares issued									$ 100,000								$ 203,319
Conversion of debt, shares issued									333,333								2,581,561
Increase in interest rate											15.00%
Conversion of debt, price per share									$ 0.30					$ 0.30
Tangiers Global, Llc [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable								$ 550,000
Original issue discount percentage								10.00%
Proceeds from issuance of debt															250,000
Original issuance discount fee								$ 25,000					$ 25,000
Proceeds from convertible note payable								$ 275,000
Interest rate percentage on unpaid principal amount								8.00%
Conversion of debt, price per share								$ 0.30					$ 0.30
Subsequent Event [Member]
Debt And Convertible Loan Payable [Line Items]
Conversion of debt, fair value of shares issued		$ 100,000	$ 45,000				$ 30,000
Conversion of debt, shares issued		899,685	516,648				329,670
Subsequent Event [Member] | Chuck Rifici Holdings Inc [Member]
Debt And Convertible Loan Payable [Line Items]
Repayments of note payable														$ 269,498
Principle and interest amount settled														$ 269,498
Percentage multiplied by principal and accrued interest														115.00%
Principal amount														$ 225,500
Accrued interest														$ 8,846
Subsequent Event [Member] | Tangiers Global, Llc [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable													$ 275,000
Original issue discount percentage													10.00%
Repayments of note payable													$ 250,000
Principal amount													$ 550,000
Tangiers Note [Member] | Subsequent Event [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable	$ 82,500
Original issue discount percentage	10.00%				10.00%
Proceeds from issuance of debt	$ 75,000				$ 250,000
Increase in interest rate					18.00%
Percentage multiplied by principal and accrued interest					150.00%
Principal amount				$ 250,000
Conversion of debt, price per share	$ .30
Conversion rate					65.00%
Number of trading days for conversion					15
Debt Issuance Costs For Convertible Note [Member]
Debt And Convertible Loan Payable [Line Items]
Amortization of debt issue costs															7,473	0
Debt Discount And Original Issuance Costs [Member]
Debt And Convertible Loan Payable [Line Items]
Additional debt discount															120,333	380,267
Interest expense															294,888	331,034
Debt Discount For Promissory Note [Member]
Debt And Convertible Loan Payable [Line Items]
Additional debt discount															0	34,112
Interest expense															$ 15,715	$ 767